3 Basis of Preparation (Details 1) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
STATEMENTS OF INCOME
NET OPERATING REVENUE	R$ 18,633,249
Operating costs	13,347,822
GROSS PROFIT	5,285,427
Selling expenses	(159,825)
General and administrative expenses	(809,408)
Other operational income (expenses)	(256,475)
Equity in earnings of investees	193,547
Profit before financial results and taxes	4,253,266
Financial results	866,271
Income tax and social contribution	5,119,537
Net income from continuing operations	3,834,172
Result of discontinued operations	75,578
Net income	3,909,750
Attributed to controlling shareholders	3,904,202
Attributed to non-controlling interest	5,548
STATEMENTS OF COMPREHENSIVE INCOME
Total comprehensive income, net of taxes	(179,155)
Total comprehensive income	3,730,595	R$ 1,939,685	R$ 1,405,644
Attributed to controlling shareholders		1,862,489	1,368,549
Attributed to non-controlling interest		77,196	37,095
STATEMENTS OF CASH FLOWS
Cash flow from opertional activities	3,940,844
Profit adjustments	3,577,975
Changes in assets and liabilities		114,729	392,952
Taxes and charges paid		(1,558,972)	(1,175,161)
Result of discontinued operations		328,808	114,251
Cash flow from investment activities	(1,667,571)
Property, plant and equipment and intangible assets		(372,594)	(1,216,102)
Other activities		(1,115,489)	(652,509)
Discontinued operations		(175,568)	(280,542)
Cash flow from financing activities	(1,715,113)
Loan, debentures and lease payments		(3,659,680)	(2,612,007)
Other activities		(380,421)	(300,722)
Discontinued operations		R$ 200,740	R$ (5,804)
Total effects on cash and cash equivalents	R$ 558,160
Gross value of dividends per share	R$ 0.88128	R$ 0.22423	R$ 0.13195
Common shares [member]
STATEMENTS OF CASH FLOWS
Basic and diluted net earning per share attributed to controlling shareholders	1.36229
Gross value of dividends per share		0.22423	0.13195
Class "A" preferred [member]
STATEMENTS OF CASH FLOWS
Basic and diluted net earning per share attributed to controlling shareholders	1.80062
Class "B" Preferred Stock [member]
STATEMENTS OF CASH FLOWS
Basic and diluted net earning per share attributed to controlling shareholders	R$ 1.49852
Gross value of dividends per share		R$ 0.24669	R$ 0.14515
As previously stated [member]
STATEMENTS OF INCOME
NET OPERATING REVENUE		R$ 16,244,274	R$ 14,934,780
Operating costs		(11,760,176)	(11,501,688)
GROSS PROFIT		4,484,098	3,433,092
Selling expenses		(207,059)	(148,709)
General and administrative expenses		(734,300)	(723,534)
Other operational income (expenses)		(458,815)	(302,690)
Equity in earnings of investees		106,757	135,888
Profit before financial results and taxes		3,190,681	2,394,047
Financial results		(488,486)	(438,050)
Operating profit		2,702,195	1,955,997
Income tax and social contribution		(639,326)	(511,993)
Net income from continuing operations		2,062,869	(1,444,004)
Result of discontinued operations
Attributed to controlling shareholders		1,989,946	1,407,063
Attributed to non-controlling interest		72,923	36,941
STATEMENTS OF COMPREHENSIVE INCOME
Total comprehensive income, net of taxes		(123,184)	(38,360)
Total comprehensive income		1,939,685	1,405,644
Attributed to controlling shareholders		1,862,489	1,368,549
Attributed to non-controlling interest		77,196	37,095
STATEMENTS OF CASH FLOWS
Cash flow from opertional activities		2,945,006	1,770,971
Net income		2,062,869	1,444,004
Profit adjustments		2,416,665	1,204,142
Changes in assets and liabilities		75,908	381,474
Taxes and charges paid		(1,610,436)	(1,258,649)
Result of discontinued operations
Cash flow from investment activities		(1,663,651)	(2,149,153)
Property, plant and equipment and intangible assets		(548,162)	(1,496,644)
Other activities		(1,115,489)	(652,509)
Discontinued operations
Cash flow from financing activities		(288,037)	1,286,516
Issue of Loans and Debentures		3,761,324	4,205,049
Loan, debentures and lease payments		(3,668,940)	(2,617,811)
Other activities		(380,421)	(300,722)
Discontinued operations
Total effects on cash and cash equivalents		R$ 993,318	R$ 908,334
As previously stated [member] | Common shares [member]
STATEMENTS OF CASH FLOWS
Basic and diluted net earning per share attributed to controlling shareholders		R$ 6.94344	R$ 4.91091
Gross value of dividends per share		2.24235	1.31950
As previously stated [member] | Class "A" preferred [member]
STATEMENTS OF CASH FLOWS
Basic and diluted net earning per share attributed to controlling shareholders		9.11525	5.40201
Gross value of dividends per share		3.94657	2.89050
As previously stated [member] | Class "B" Preferred Stock [member]
STATEMENTS OF CASH FLOWS
Basic and diluted net earning per share attributed to controlling shareholders		7.63812	5.40201
Gross value of dividends per share		R$ 2.46692	R$ 1.45151
Discontinued operations [member]
STATEMENTS OF INCOME
NET OPERATING REVENUE		R$ (375,029)	R$ (384,316)
Operating costs		296,028	128,780
GROSS PROFIT		(79,001)	(255,536)
Selling expenses		31,287	43,295
General and administrative expenses		23,011	16,690
Other operational income (expenses)		136,309	52,686
Equity in earnings of investees
Profit before financial results and taxes		111,606	(142,865)
Financial results		33,122	24,905
Operating profit		144,728	(117,960)
Income tax and social contribution		(36,335)	40,827
Net income from continuing operations		108,393	(77,133)
Result of discontinued operations		(108,393)	77,133
Net income
Attributed to controlling shareholders
Attributed to non-controlling interest
STATEMENTS OF COMPREHENSIVE INCOME
Total comprehensive income, net of taxes
Total comprehensive income
Attributed to controlling shareholders
Attributed to non-controlling interest
STATEMENTS OF CASH FLOWS
Cash flow from opertional activities
Net income
Profit adjustments		(419,093)	(209,217)
Changes in assets and liabilities		38,821	11,478
Taxes and charges paid		51,464	83,488
Result of discontinued operations		328,808	114,251
Cash flow from investment activities
Property, plant and equipment and intangible assets		175,568	280,542
Other activities
Discontinued operations		(175,568)	(280,542)
Cash flow from financing activities
Issue of Loans and Debentures		(210,000)
Loan, debentures and lease payments		9,260	5,804
Other activities
Discontinued operations		200,740	(5,804)
Total effects on cash and cash equivalents